LEASING	12 Months Ended
Dec. 31, 2022
Leasing
LEASING

19.	LEASING

The Company recognized a right of use and a lease liability for the following contracts which contain a lease in accordance with IFRS 16:

•	Leasing of commercial real estate used for serving customers;
•	Leasing of building used as administrative headquarter;
•	Leasing of commercial vehicles used in operations.

The Company has elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases), and lease contracts for which the underlying asset is of low value (low-value assets). Thus, these leasing agreements are recognized as an expense in the income Statement on the straight-line basis, over the period of the leasing. Their effects on net income from January to December 2021 were immaterial.

The discount rates were obtained based on incremental borrowing rate, as follows:

Incremental borrowing rate	Annual rate (%)	Monthly rate (%)
Initial application
Up to two years	7.96	0.64
Three to five years	10.64	0.85
Six to twenty years	13.17	1.04

Contracts entered - 2019 at 2021
Up to three years	6.87	0.56
Three to four years	7.33	0.59
Four to twenty years	8.08	0.65

Contracts entered - August to December 2022 (1)
Up to five years	6.43	0.52
Six to ten years	6.54	0.53
Eleven to fifteen years	6.58	0.54
Sixteen to thirty years	6.60	0.54

(1)	Monthly the Company calculates the addition to the rate to be applied to the new contracts. For the purposes of publication, these are presented at the average rates used.

a)	Right of use assets

The right-of-use assets were valued at cost, corresponding to the amount of the initial measurement of the lease liabilities, adjusted by its remeasurements, and amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

Changes in the right of use asset are as follows:

	Real estate property	Vehicles	Total
Balances on December 31, 2019	206	71	277
Disposals (contracts terminated)	(9)	-	(9)
Amortization	(25)	(40)	(65)
Addition	6	-	6
Remeasurement	7	(4)	3
Balances on December 31, 2020	185	27	212
Disposals (contracts terminated)	(5)	-	(5)
Amortization (1)	(8)	(41)	(49)
Addition	11	-	11
Remeasurement (2)	9	48	57
Balances on December 31, 2021	192	34	226
Amortization (1)	(14)	(40)	(54)
Right of use acquired in a business combination	5	-	5
Disposals (contracts terminated)	(9)	(1)	(10)
Addition	24	117	141
Remeasurement (2)	16	5	21
Balances on December 31, 2022	214	115	329

(1)	Amortization of the Right of Use recognized in the Statement of income is net of use of the credits of PIS/Pasep and Cofins taxes on payments of rentals, a total R$0.641 in 2022 (R$0.588 in 2021).
(2)	The Company have identified events giving rise to revaluation and modifications of their principal contracts. The leasing liabilities are restated with adjustment to the asset of Right of Use.

b)	Leasing liabilities

The liability for leasing agreements is measured at the present value of lease payments to be made over the lease term, discounted at the Company’s incremental borrowing rate. The liability carrying amount is remeasured to reflect leases modifications.

The changes in the lease liabilities are as follows:

Balance on December 31, 2020	227
Addition	11
Settled	(5)
Interest incurred (1)	27
Leasing paid	(70)
Interest in leasing contracts	(3)
Remeasurement (2)	57
Balance on December 31, 2021	244
Addition	141
Business combination adjustment	5
Interest incurred (1)	29
Leasing paid	(66)
Interest in leasing contracts paid	(4)
Settled	(16)
Remeasurement (2)	21
Balance on December 31, 2022	354

Current liabilities	57
Non-current liabilities	297

(1)	Financial expenses recognized in the Statement of income are net of incorporation of the credits for PIS/Pasep and Cofins taxes on payments of rentals, in the amounts of R$2 in 2022 (R$2 on December 31, 2021).
(2)	The Company identified events that give rise to restatement and modifications of their principal contracts; the leasing liability was remeasured with an adjustment to the asset of Right of Use.

Additions and settled in leases are non-cash transactions, and therefore are not reflected in the Statements of Cash Flows.

The potential right to recovery of PIS/Pasep and Cofins taxes embedded in the leasing consideration, according to the periods specified for payment, is as follows:

Cash flow	Nominal	Adjusted to present value
Consideration for the leasing	806	355
Potential PIS/Pasep and Cofins (9.25%)	61	22

For lease liability and right of use measuring and remeasuring, the Company used the technique of discounted cash flow, without considering projected future inflation in the flows to be discounted, as per the prohibition imposed by IFRS 16.

The cash flows of the leasing contracts are, in their majority, updated by the IPCA inflation index, annually. Below is an analysis of maturity of lease contracts:

2023	62
2024	68
2025	58
2026	58
2027	50
2028 at 2048	510
Undiscounted values	806
Embedded interest	(452)
Lease liabilities	354

Accounting policy

The Company assess, when entering into a contract for the supply of goods or services, whether it is or contains a lease, i.e., whether it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company adopt a single recognition and measurement approach for all leases, except for short-term leases and/or leases of low-value assets. Those agreements that contain leases have been described throughout this note.

At the date of start of the leasing operation, the lessee recognizes a liability to make the payments (a leasing liability) and an asset, representing the right to use the subject asset during the period of the leasing (an asset of right to use).

Right of use assets

Right-of-use assets are measured at cost, less any accumulated amortization and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as described in Note 19.

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, amortization is calculated using the estimated useful life of the asset.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Company recognize separately the expenses of interest on the leasing liability and the expense of depreciation of the asset of the right to use.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases. It also applies the lease of low-value assets recognition exemption to leases that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.